UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Quarter Ended:  June 30, 2006

Check here if Amendment [ ]; Amendment Number:
        This Amendment (check only one.):
        [ ] is a restatement.
        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Oak Hill Strategic Partners, L.P.
Address:  201 Main Street, Suite 2300
          Fort Worth, Texas  76102

Form 13F File Number:  28-6080

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information and contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Report Manager:

Name:     Thomas W. White
Title:    Vice President of General Partner of General Partner
Phone:    817/390-8400

Signature, Place, and Date of Signing:

        /s/ Thomas W. White   Fort Worth, Texas      August 10, 2006

Report Type (Check only one.):

[X]   13F HOLDINGS REPORT.

[ ]   13F NOTICE.

[ ]   13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   22

Form 13F Information Table Value Total:   $ 1,024,793 (thousands)


List of Other Included Managers:
NONE

FORM 13F INFORMATION TABLE
                     TITLE OF                 VALUE      SHARES/   SH/   PUT/   INVSTMNT   OTHR   VOTING AUTHORITY
NAME OF ISSUER        CLASS       CUSIP      (X$1000)    PRN AMT   PRN   CLL    DISCRETN   MGRS  SOLE  SHRD   NONE
BP PLC                 COM      055622104       7415      106529   SH           Sole            106529
BOSTON SCIENTIFIC
 CORPORATION           COM      101137107      36336     2157740   SH           Sole           2157740
CINTAS CORPORATION     COM      172908105      49188     1237125   SH           Sole           1237125
DELL, INC.             COM      24702R101     109784     4488300   SH           Sole           4488300
EMC CORPORATION        COM      268648102      50211     4577113   SH           Sole           4577113
THE GAP, INC.          COM      364760108      57026     3277368   SH           Sole           3277368
GENERAL ELECTRIC CO.   COM      369604103      27192      825000   SH           Sole            825000
HILLENBRAND
 INDUSTRIES, INC.      COM      431573104      45424      936580   SH           Sole            936580
HOME DEPOT, INC.       COM      437076102      38620     1079076   SH           Sole           1079076
INTEL CORPORATION      COM      458140100      59333     3122805   SH           Sole           3122805
JABIL CIRCUIT INC      COM      466313103      58537     2286585   SH           Sole           2286585
NESTLE SA              COM       *7123870      31299       99700   SH           Sole             99700
NEWS CORP LTD        SPONS
                     ADR
                     PREFERRED  65248E104      16039      836256   SH           Sole            836256
NIKE, INC.           CLASS
                     A COM      654106202      81000     1000000   SH           Sole           1000000
NIKE, INC.           CLASS
                     B COM      654106103      38475      475000   SH           Sole            475000
PACCAR, INC.           COM      693718108     133900     1625396   SH           Sole           1625396
SERVICE CORPORATION
 INTERNATIONAL         COM      817565104       5988      735608   SH           Sole            735608
TELLABS, INC.          COM      879664100      18483     1388622   SH           Sole           1388622
TIME WARNER, INC.      COM      887317105      46488     2687185   SH           Sole           2687185
VALSPAR, INC.          COM      920355104      62418     2363412   SH           Sole           2363412
WASHINGTON MUTUAL,INC. COM      939322103      41478      910000   SH           Sole            910000
WELLS FARGO & CO.      COM      949746101      10159      151450   SH           Sole            151450


*SEDOL number
